FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Financial Instruments
FINANCIAL INSTRUMENTS

NOTE 7 - FINANCIAL INSTRUMENTS

7.1.	Financial instruments by category

As of December 31, 2018

Assets	Measured at	At fair value
	amortized	with changes	Hedge
	cost	in results	derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,037,989	43,653	-	1,081,642
Other financial assets, current (*)	16,203	344,426	23,355	383,984
Trade and others accounts receivable, current	1,162,582	-	-	1,162,582
Accounts receivable from related entities, current	2,931	-	-	2,931
Other financial assets, non current (*)	58,700	-	-	58,700
Accounts receivable, non current	5,381	-	-	5,381
Total	2,283,786	388,079	23,355	2,695,220

Liabilities	Measured at
	amortized	Hedge
	cost	derivatives	Total
	ThUS$	ThUS$	ThUS$
Other liabilities, current	1,404,868	25,921	1,430,789
Trade and others accounts payable, current	1,674,303	-	1,674,303
Accounts payable to related entities, current	382	-	382
Other financial liabilities, non-current	5,864,570	340	5,864,910
Accounts payable, non-current	483,656	-	483,656
Total	9,427,779	26,261	9,454,040

(*)       The value presented in designated at the initial moment at fair value with changes in results, corresponds mainly to private investment funds, and in loans and accounts receivable, corresponds to guarantees delivered.

As of December 31, 2017

				Initial designation
Assets	Loans		Held	as fair value
	and	Hedge	for	through
	receivables	derivatives	trading	profit and loss	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,112,346	-	-	29,658	1,142,004
Other financial assets, current (*)	23,918	62,348	1,421	472,232	559,919
Trade and others accounts receivable, current	1,214,050	-	-	-	1,214,050
Accounts receivable from related entities, current	2,582	-	-	-	2,582
Other financial assets, non current (*)	87,077	519	494	-	88,090
Accounts receivable, non current	6,891	-	-	-	6,891
Total	2,446,864	62,867	1,915	501,890	3,013,536

Liabilities	Other	Held
	financial	Hedge
	liabilities	derivatives	Total
	ThUS$	ThUS$	ThUS$
Other liabilities, current	1,288,749	12,200	1,300,949
Trade and others accounts payable, current	1,695,202	-	1,695,202
Accounts payable to related entities, current	760	-	760
Other financial liabilities, non-current	6,602,891	2,617	6,605,508
Accounts payable, non-current	498,832	-	498,832
Total	10,086,434	14,817	10,101,251

(*)       The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and loans and receivables corresponds to guarantees given.

7.2.	Financial instruments by currency

a)	Assets

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Cash and cash equivalents	1,081,642	1,142,004
Argentine peso	17,786	12,135
Brazilian real	131,760	106,499
Chilean peso	415,713	81,845
Colombian peso	10,843	7,264
Euro	20,339	11,746
US Dollar	394,215	882,114
Other currencies	90,986	40,401
Other financial assets (current and non-current)	442,684	648,009
Argentine peso	152	297
Brazilian real	327,110	475,810
Chilean peso	25,972	26,679
Colombian peso	1,748	1,928
Euro	7,438	7,853
US Dollar	78,121	133,431
Other currencies	2,143	2,011
Trade and other accounts receivable, current	1,162,582	1,214,050
Argentine peso	82,893	49,958
Brazilian real	511,171	635,890
Chilean peso	113,168	83,415
Colombian peso	7,259	3,249
Euro	49,044	48,286
US Dollar	110,312	257,324
Other currencies (*)	288,735	135,928
Accounts receivable, non-current	5,381	6,891
Brazilian real	3	4
Chilean peso	5,378	6,887
Accounts receivable from related entities, current	2,931	2,582
Brazilian real	293	2
Chilean peso	200	735
US Dollar	2,438	1,845
Total assets	2,695,220	3,013,536
Argentine peso	100,831	62,390
Brazilian real	970,337	1,218,205
Chilean peso	560,431	199,561
Colombian peso	19,850	12,441
Euro	76,821	67,885
US Dollar	585,086	1,274,714
Other currencies	381,864	178,340

(*)       See the composition of the others currencies in Note 8 Trade, other accounts receivable and non-current accounts receivable.

b)	Liabilities

Liabilities information is detailed in the table within Note 3 Financial risk management.